Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.5%
Grand Canyon University, 5.13%, 10/01/28	$2,445	$2,205,952

Total Corporate Bonds — 0.5% (Cost: $2,445,000)		2,205,952

Municipal Bonds

Alabama — 2.1%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53(a)	615	652,369
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	3,745	3,961,521
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	2,140	2,386,577
MidCity Improvement District, SAB 4.25%, 11/01/32	160	148,689
4.50%, 11/01/42	255	216,933
4.75%, 11/01/49	270	225,479
Sumter County Industrial Development Authority, RB, AMT, 6.00%, 07/15/52(a)	1,740	1,546,013
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	335	295,009

		9,432,590

Arizona — 3.4%
Arizona Industrial Development Authority, RB(b) 7.10%, 01/01/55	1,705	1,742,111
Series A, 5.00%, 12/15/39	250	233,477
Series B, 5.13%, 07/01/47	665	612,945
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	960	938,342
Series A, 5.50%, 07/01/52	1,775	1,713,853
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	505	427,550
Industrial Development Authority of the City of Phoenix Arizona, RB(b)
Series A, 6.50%, 07/01/34	570	585,237
Series A, 6.75%, 07/01/44	1,000	1,017,905
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB(b)
5.00%, 07/01/35	320	313,354
5.00%, 07/01/45	255	233,268
Series A, 5.00%, 07/01/35	260	257,876
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	1,555	1,136,960
5.00%, 07/01/56	475	412,886
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	875	838,042
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	465	473,322
5.50%, 10/01/51	465	470,775

Security	Par (000)	Value

Arizona (continued)
Maricopa County Industrial Development Authority, RB(b) (continued)
AMT, 4.00%, 10/15/47	$2,295	$1,902,468
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,650	1,716,173

		15,026,544

Arkansas — 3.3%
Arkansas Development Finance Authority, RB AMT, 5.45%, 09/01/52	2,325	2,321,055
Series A, AMT, 4.50%, 09/01/49(b)	6,815	6,095,029
Series A, AMT, 4.75%, 09/01/49(b)	6,850	6,294,903

		14,710,987

California — 6.4%
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49(b)	240	209,998
California Infrastructure & Economic Development Bank, RB, AMT, 7.75%, 01/01/50(a)(b)	655	667,787
California Municipal Finance Authority, RB(b)
Series A, 5.50%, 08/01/34	275	276,157
Series A, 6.00%, 08/01/44	665	666,950
Series A, 6.13%, 08/01/49	580	581,821
California School Finance Authority, RB 6.65%, 07/01/33	435	436,161
6.90%, 07/01/43	975	978,403
Series A, 6.40%, 07/01/48	1,570	1,574,498
California Statewide Communities Development Authority, RB, 5.25%, 12/01/38(b)	580	587,038
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,650,884
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	3,300	2,488,322
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	890	582,522
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	485	393,933
CSCDA Community Improvement Authority, RB, M/F Housing(b)
2.80%, 03/01/47	440	331,461
3.13%, 07/01/56	990	689,787
3.13%, 08/01/56	120	81,696
4.00%, 12/01/56	1,260	904,277
4.00%, 07/01/58	380	275,887
Series A, 3.00%, 09/01/56	1,570	1,049,647
Series B, 4.00%, 07/01/58	435	301,666
Mezzanine Lien, 4.00%, 03/01/57	700	495,037
Mezzanine Lien, 4.00%, 06/01/57	2,060	1,469,641
Series B, Mezzanine Lien, 4.00%, 12/01/59	6,035	3,894,591
Senior Lien, 3.13%, 06/01/57	655	450,411
Series B, Sub Lien, 4.00%, 12/01/59	4,000	2,776,580
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	1,730	186,205
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)	1,705	604,131
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/23(d)	1,885	1,888,851

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(c)
Series D, 0.00%, 08/01/26	$1,250	$1,077,030
Series D, 0.00%, 08/01/43	1,500	553,493

		28,124,865

Colorado — 3.6%
9th Avenue Metropolitan District No. 2, GO, 5.00%, 12/01/48	910	791,285
Arista Metropolitan District, Refunding GO, Series A, 5.00%, 12/01/38	1,240	1,182,210
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	665	517,127
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	575	498,178
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/47	1,870	1,780,739
Series A, AMT, 4.13%, 11/15/53	1,025	963,354
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	265	284,632
5.25%, 11/01/52	555	583,153
Series A, 5.00%, 05/15/35	355	309,111
Series A, 5.00%, 05/15/44	385	309,650
Series A, 5.00%, 05/15/58	800	592,774
Fitzsimons Village Metropolitan District No. 3, Refunding GO, Series A-1, 4.25%, 12/01/55	1,735	1,191,428
Green Valley Ranch East Metropolitan District No. 6, GO, Series A, 5.88%, 12/01/50	935	885,588
Inspiration Metropolitan District, GO, Series B, Subordinate, 5.00%, 12/15/36	769	697,198
Karl’s Farm Metropolitan District No. 2, GO, Series A, 5.63%, 12/01/50(b)	545	492,511
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50	520	376,046
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	611,498
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	468,870
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	1,211	1,109,403
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	760	709,314
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	1,065	585,328
Southlands Metropolitan District No. 1, Refunding GO, Series A-1, 5.00%, 12/01/47	410	381,454
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	790	655,195

		15,976,046

Connecticut(b) — 1.0%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/45	325	297,159
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45	1,375	1,377,804

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribe of Indians of Connecticut, RB, Series A, AMT, 6.75%, 02/01/45	$950	$951,005
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30	1,835	1,880,077

		4,506,045

Delaware — 0.9%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(e)	1,217	1,114,644
Delaware State Health Facilities Authority, Refunding RB, 4.00%, 10/01/49	2,870	2,695,366

		3,810,010

District of Columbia — 0.8%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	15,400	3,497,910

Florida — 15.2%
Avenir Community Development District, SAB, 5.63%, 05/01/54	655	630,119
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	510	489,729
Series 2022, 5.00%, 05/01/53	385	350,095
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,240	1,209,787
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/23	125	124,541
4.00%, 11/15/24	440	435,366
4.00%, 11/15/25	460	452,016
4.00%, 11/15/27	495	478,259
4.00%, 11/15/29	435	412,081
4.00%, 11/15/32	450	415,885
4.00%, 11/15/35	675	610,135
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	400	398,774
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,490	1,486,329
Capital Trust Agency, Inc., RB(b) 5.00%, 01/01/55	2,640	2,012,461
Series A, 5.75%, 06/01/54	940	804,638
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	34,550	2,270,799
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	245	241,384
AMT, 5.00%, 10/01/49	1,170	1,086,213
AMT, 4.00%, 10/01/51	850	653,339
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	630	369,684
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	5,000	5,129,165
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/49	730	164,975
Series A-2, 0.00%, 10/01/51	875	176,494
Series A-2, 0.00%, 10/01/52	1,200	228,973
Series A-2, 0.00%, 10/01/54	2,875	490,104
Florida Development Finance Corp., RB(b) 5.00%, 06/15/56	1,150	985,568

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB(b) (continued)
6.50%, 06/30/57	$500	$494,523
Series A, 5.75%, 06/15/29	690	694,822
Series A, 6.00%, 06/15/34	835	842,725
Series A, 6.13%, 06/15/44	3,180	3,194,256
Series A, 5.13%, 06/15/55	3,645	3,043,196
Series B, 4.50%, 12/15/56	3,985	3,075,468
Series C, 5.75%, 12/15/56	1,325	1,133,332
AMT, 5.00%, 05/01/29	2,155	2,016,854
Greeneway Improvement District, SAB, 5.13%, 05/01/43(b)	1,245	1,245,701
Lakewood Ranch Stewardship District, SAB 4.25%, 05/01/26	90	89,612
4.95%, 05/01/29(b)	345	350,915
5.50%, 05/01/39(b)	315	321,601
3.00%, 05/01/41	275	204,508
5.13%, 05/01/46	675	643,521
5.65%, 05/01/48(b)	520	526,163
Series 1B, 4.75%, 05/01/29	565	567,498
Series 1B, 5.30%, 05/01/39	645	647,734
Series 1B, 5.45%, 05/01/48	1,150	1,136,329
Laurel Road Community Development District, SAB
Series A-1, 2.60%, 05/01/26	80	77,289
Series A-1, 3.00%, 05/01/31	100	90,962
Series A-1, 3.25%, 05/01/41	190	146,395
Series A-1, 4.00%, 05/01/52	300	233,199
Series A-2, 3.13%, 05/01/31	445	391,534
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	8,125	5,449,527
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	915	878,137
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	840,655
Series B, 5.00%, 05/01/37	495	492,454
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(b)	1,305	1,236,682
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	310	262,643
Series A-1, 4.25%, 05/01/51	530	419,907
Series A-2, 4.20%, 05/01/35	370	324,972
Poitras East Community Development District, SAB, 5.00%, 05/01/43	690	673,833
Rolling Hills Community Development District, Refunding SAB, Series A-2, 3.65%, 05/01/32	1,000	884,032
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	1,145	872,658
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	774,134
South Broward Hospital District, RB, Series A, 3.00%, 05/01/51	6,355	4,697,788
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40	805	731,941
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	875	9
Trout Creek Community Development District, SAB
5.38%, 05/01/38	430	433,855
5.50%, 05/01/49	1,105	1,095,533

Security	Par (000)	Value

Florida (continued)
Village Community Development District No. 14, SAB
5.38%, 05/01/42	$1,120	$1,124,075
5.50%, 05/01/53	830	811,654
West Villages Improvement District, SAB 4.75%, 05/01/39	455	432,805
5.00%, 05/01/50	940	864,098
Windward at Lakewood Ranch Community
Development District, SAB 4.00%, 05/01/42	255	216,129
4.25%, 05/01/52	310	252,076

		67,044,647

Georgia — 1.3%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	765	610,846
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	290	259,947
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	855	786,477
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	560	591,720
Series A, 5.00%, 05/15/36	560	583,754
Series A, 5.00%, 05/15/37	615	632,135
Series A, 5.00%, 05/15/38	340	347,392
Series A, 5.00%, 05/15/49	1,130	1,112,368
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	915	947,829

		5,872,468

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	580	613,487

Illinois — 7.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,650	1,631,815
Series C, 5.25%, 12/01/35	1,655	1,672,023
Series D, 5.00%, 12/01/46	2,155	2,130,052
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	745	705,137
Series B, 4.00%, 12/01/41	1,665	1,491,748
Series C, 5.00%, 12/01/25	725	737,921
Series D, 5.00%, 12/01/31	1,000	1,030,078
City of Chicago Illinois, Refunding GO
Series A, 6.00%, 01/01/38	1,260	1,343,027
Series B, 4.00%, 01/01/37	1,709	1,627,794
Illinois Finance Authority, RB(b)
Class A, 5.00%, 07/01/51	2,000	1,466,466
Class A, 5.00%, 07/01/56	2,000	1,431,260
Illinois Finance Authority, Refunding RB 6.60%, 07/01/24	340	334,250
6.00%, 02/01/34	365	367,838
6.13%, 02/01/45	860	865,174
Series C, 4.00%, 02/15/41	1,430	1,410,433
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,795	1,725,630
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	2,370	2,409,190
Series A, 5.00%, 06/15/57	1,020	1,023,121
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,920	2,517,758

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(c)	$14,000	$2,722,804
State of Illinois, GO 5.50%, 05/01/30	530	602,673
5.50%, 05/01/39	1,055	1,154,989
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,277	1,259,222

		31,660,403

Indiana — 2.0%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	825	838,643
AMT, 7.00%, 01/01/44	2,000	2,028,832
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	1,715	1,526,350
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23(d)	2,025	2,029,482
Series A, AMT, 6.75%, 05/01/39	1,060	1,166,503
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	1,230	1,025,594

		8,615,404

Kansas(b) — 0.2%
City of Shawnee Kansas, RB 5.00%, 08/01/41	230	219,328
5.00%, 08/01/56	850	733,505

		952,833

Kentucky — 1.4%
City of Henderson Kentucky, RB(b)
AMT, 4.45%, 01/01/42	2,000	1,862,566
Series A, AMT, 4.70%, 01/01/52	230	211,668
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 5.75%, 07/01/23(d)	4,000	4,016,060

		6,090,294

Louisiana — 2.2%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	2,290	2,109,402
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	930	815,086
Louisiana Public Facilities Authority, RB, Series A, 6.50%, 06/01/62(b)	280	273,999
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	1,580	1,701,756
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	4,540	4,562,632

		9,462,875

Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	1,045	605,489

Maryland — 1.6%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	325	313,037
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	1,900	1,812,256
Maryland Economic Development Corp., RB 5.00%, 07/01/56	360	361,529

Security	Par (000)	Value

Maryland (continued)
Maryland Economic Development Corp., RB (continued)
Class B, AMT, 5.25%, 06/30/55	$1,555	$1,585,946
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	3,010	3,150,991

		7,223,759

Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45(h)	2,270	2,231,015

Michigan — 1.2%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	384,207
City of Detroit Michigan, GO 5.00%, 04/01/34	285	296,234
5.00%, 04/01/35	285	295,375
5.00%, 04/01/36	200	206,591
5.00%, 04/01/37	320	329,466
5.00%, 04/01/38	145	148,760
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	2,405	2,226,619
Michigan Strategic Fund, RB
5.00%, 11/15/42	345	315,128
AMT, 5.00%, 12/31/43	1,200	1,216,106

		5,418,486

Minnesota — 0.3%
City of Minneapolis Minnesota, RB, Series A, 5.75%, 07/01/55	1,480	1,457,119

Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	685	557,676
Series A, 4.75%, 11/15/47	760	569,538

		1,127,214

Nevada — 0.3%
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	670	680,856
5.00%, 07/01/45	460	460,302

		1,141,158

New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	530	464,427
Series A, 4.25%, 08/15/46	595	500,726
Series A, 4.50%, 08/15/55	1,235	1,038,308
New Hampshire Business Finance Authority,
Refunding RB(b)
Series B, 4.63%, 11/01/42	1,015	853,948
Series C, AMT, 4.88%, 11/01/42	485	421,428

		3,278,837

New Jersey — 7.3%
Casino Reinvestment Development Authority, Inc.,
Refunding RB 5.25%, 11/01/39	1,065	1,079,902
5.25%, 11/01/44	770	776,129
New Jersey Economic Development Authority, RB 6.00%, 10/01/43	1,530	1,545,513
Class A, 5.25%, 11/01/47	2,650	2,901,909

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
Series A, 5.00%, 07/01/32	$165	$165,165
Series A, 5.00%, 07/01/37	260	257,398
Series A, 5.25%, 11/01/54(b)	1,675	1,385,439
Series B, 5.00%, 06/15/43	2,245	2,365,754
AMT, 5.38%, 01/01/43	2,155	2,159,844
Series B, AMT, 6.50%, 04/01/31	1,805	1,914,210
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	500,830
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,655	2,496,741
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	1,140	1,173,959
Series S, 5.25%, 06/15/43	2,345	2,501,831
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	8,950	5,266,932
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,495	5,451,568

		31,943,124

New Mexico — 0.2%
Winrock Town Center Tax Increment Development District No. 1, Refunding TA, Senior Lien, 4.25%, 05/01/40(b)	1,000	839,879

New York — 14.9%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51	1,500	1,024,801
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	745	696,995
City of New York, GO, Series A-1, 4.00%, 09/01/46	1,195	1,161,771
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,639,980
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	139,824
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,740	1,761,167
Series C-1, 5.00%, 11/15/50	565	579,500
Series C-1, 5.25%, 11/15/55	840	875,393
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	1,895	1,819,395
Series C-1A, 4.20%, 11/01/44	3,475	3,407,985
Series C-1A, 4.30%, 11/01/47	2,845	2,653,987
New York City Municipal Water Finance Authority, Refunding RB, Series CC, 5.00%, 06/15/47	7,520	7,537,213
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	5,000	5,000,740
Series A, 5.00%, 06/01/42	3,155	2,907,982
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	2,655	2,502,999
Series A-2B, 5.00%, 06/01/51	1,900	1,769,540
New York Liberty Development Corp., Refunding RB(b)
Class 2, 5.38%, 11/15/40	1,080	1,080,947
Series 1, 5.00%, 11/15/44	6,205	5,986,491
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	1,435	1,357,912
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/48	1,505	1,453,404

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	$2,020	$1,960,664
New York State Urban Development Corp., Refunding RB
3.00%, 03/15/48	9,655	7,491,884
4.00%, 03/15/49	2,330	2,235,113
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,175	1,233,494
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	1,490	1,492,037
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.70%, 10/01/47	3,370	2,704,634
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,177	1,170,228
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	730	593,005
5.00%, 07/01/56	810	592,527

		65,831,612

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,060	5,646,823
Cleveland-Cuyahoga County Port Authority, Refunding TA(b)
Series A, 4.00%, 12/01/55	250	210,671
Series S, 4.50%, 12/01/55	210	177,508
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	875	759,008
County of Hardin Ohio, Refunding RB 5.00%, 05/01/30	240	231,581
5.25%, 05/01/40	240	221,491
5.50%, 05/01/50	1,130	999,860
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	1,125	786,702
Ohio Air Quality Development Authority, RB(b)
AMT, 4.50%, 01/15/48	1,300	1,190,935
AMT, 5.00%, 07/01/49	740	681,305
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	385	287,808
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	2,315	1,718,080

		12,911,772

Oklahoma — 2.5%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	4,615	4,834,623
Series B, 5.00%, 08/15/38	2,990	2,799,083
Series B, 5.25%, 08/15/48	555	505,105
Series B, 5.50%, 08/15/52	2,135	1,985,620
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	325	265,796
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	756,073

		11,146,300

Oregon — 0.5%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	1,765	1,598,668

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oregon (continued)
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/29	$115		$114,602
Series A, 5.00%, 06/15/39	565		534,811

			2,248,081

Pennsylvania — 3.2%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	5,240		4,772,980
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	100		77,445
4.00%, 07/01/51	100		73,503
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,550		1,552,816
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	2,710		2,712,434
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	5,000		4,682,630

			13,871,808

Puerto Rico — 15.6%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	44,330		2,893,286
Commonwealth of Puerto Rico, GO 0.00%, 11/01/43(a)	4,994		2,347,334
0.00%, 11/01/51(a)	9,623		3,687,607
1.00%, 11/01/51(a)	8,860		4,163,695
Series A1, Restructured, 5.38%, 07/01/25	—	(i)	2
Series A1, Restructured, 5.63%, 07/01/27	—	(i)	2
Series A1, Restructured, 5.63%, 07/01/29	3,644		3,865,621
Series A1, Restructured, 5.75%, 07/01/31	2,813		3,031,126
Series A1, Restructured, 4.00%, 07/01/33	625		576,432
Series A1, Restructured, 4.00%, 07/01/35	4,100		3,702,788
Series A1, Restructured, 4.00%, 07/01/37	1,452		1,265,338
Series A1, Restructured, 4.00%, 07/01/41	656		548,370
Series A1, Restructured, 4.00%, 07/01/46	682		551,139
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,765		1,029,797
Commonwealth of Puerto Rico, RB, 1.00%, 11/01/51(a)	252		78,214
Puerto Rico Electric Power Authority, RB 3rd Series, 0.00%, 01/01/23	90		64,151
Series A, 5.00%, 07/01/29(f)(g)	660		463,897
Series A, 7.00%, 07/01/33(f)(g)	3,295		2,355,925
Series A, 5.00%, 07/01/42(f)(g)	1,315		924,279
Series A, 7.00%, 07/01/43(f)(g)	375		268,125
Series A-1, 10.00%, 07/01/19	75		53,693
Series A-2, 10.00%, 07/01/19(f)(g)	379		270,883
Series A-3, 10.00%, 07/01/19(f)(g)	323		230,952
Series B-3, 10.00%, 07/01/19(f)(g)	323		230,952
Series C-1, 5.40%, 01/01/18(f)(g)	887		634,529
Series C-2, 5.40%, 07/01/18(f)(g)	888		634,632
Series C-4, 5.40%, 07/01/20(f)(g)	90		64,151
Series CCC, 5.25%, 07/01/26(f)(g)	260		182,747
Series CCC, 5.25%, 07/01/28(f)(g)	145		101,917
Series D-1, 7.50%, 01/01/20(f)(g)	761		543,953
Series TT, 5.00%, 07/01/19(f)(g)	295		207,348
Series TT, 5.00%, 07/01/25(f)(g)	100		70,287
Series TT, 5.00%, 07/01/26(f)(g)	225		158,147
Series WW, 5.50%, 07/01/17(f)(g)	200		140,575
Series WW, 5.50%, 07/01/19(f)(g)	1,320		927,794

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series WW, 5.50%, 07/01/20	$1,595	$1,121,084
Series WW, 5.38%, 07/01/22(f)(g)	1,310	920,765
Series WW, 5.25%, 07/01/33(f)(g)	120	84,345
Series WW, 5.50%, 07/01/38(f)(g)	205	144,089
Series XX, 5.25%, 07/01/27(f)(g)	110	77,316
Series XX, 5.25%, 07/01/35(f)(g)	645	453,354
Series XX, 5.75%, 07/01/36(f)(g)	860	604,472
Series XX, 5.25%, 07/01/40(f)(g)	1,020	716,931
Series A, AMT, 6.75%, 07/01/36(f)(g)	1,335	954,525
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,545	1,788,814
Series AAA, 5.25%, 07/01/29	95	66,773
Series UU, 3.47%, 07/01/17(a)	60	41,550
Series UU, 1.00%, 07/01/18(a)	55	38,087
Series UU, 1.32%, 07/01/20(a)	495	342,787
Series UU, 3.89%, 07/01/31(a)	580	401,650
Series ZZ, 5.00%, 07/01/17	145	101,917
Series ZZ, 5.25%, 07/01/19	455	319,808
Series ZZ, 5.25%, 07/01/24	345	242,492
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40	1,085	762,618
Puerto Rico Highway & Transportation Authority, RB, CAB, Series B, Restructured, 0.00%, 07/01/32(c)	2,520	1,579,778
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A1, Restructured, 4.75%, 07/01/53	2,453	2,302,977
Series A-2, Restructured, 4.54%, 07/01/53	21	18,992
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(c)
Series A1, Restructured, 0.00%, 07/01/29	200	150,662
Series A1, Restructured, 0.00%, 07/01/33	1,023	628,900
Series A1, Restructured, 0.00%, 07/01/46	12,021	3,268,666
Series B1, Restructured, 0.00%, 07/01/46	883	241,307
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	5,234	5,033,344
Series A-2, Restructured, 4.78%, 07/01/58	2,080	1,926,527
Series A-2, Restructured, 4.33%, 07/01/40	6,129	5,693,167
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,289,120

		68,586,505

Rhode Island — 0.4%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,190	628,500
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	980	982,253

		1,610,753

South Carolina — 0.1%
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	605	585,724

Tennessee — 1.6%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,000	3,123,861

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	$3,270	$1,135,145
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	2,520	2,710,925

		6,969,931

Texas — 7.8%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	715	508,241
Arlington Higher Education Finance Corp., RB 5.00%, 06/15/51	715	589,518
7.88%, 11/01/62(b)	565	581,061
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	370	336,511
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	675	595,486
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	1,000	855,683
0.00%, 01/01/29	2,000	1,654,970
0.00%, 01/01/30	1,170	936,679
0.00%, 01/01/33	3,690	2,633,479
0.00%, 01/01/34	4,000	2,720,236
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	2,890	2,890,688
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	250	254,185
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	730	729,981
Series C, AMT, 5.00%, 07/15/27	1,615	1,645,817
City of San Marcos Texas, SAB(b) 4.00%, 09/01/32	100	94,015
4.50%, 09/01/51	480	412,410
City of Sinton Texas, SAB(b) 5.13%, 09/01/42	858	774,422
5.25%, 09/01/51	1,195	1,047,543
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	785	768,292
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	1,650	1,490,242
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,650	1,491,481
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	298,362
Series A, 5.75%, 08/15/45	580	591,004
Port Beaumont Navigation District, RB(b)
AMT, 2.75%, 01/01/36	920	663,798
AMT, 3.00%, 01/01/50	2,910	1,692,645
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	1,215	996,439
Series A, AMT, 4.00%, 01/01/50	4,795	3,408,981
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	865	842,642
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/46	1,420	364,530
0.00%, 08/01/47	2,120	509,837
0.00%, 08/01/48	2,235	502,754
0.00%, 08/01/49	2,100	442,653
0.00%, 08/01/50	3,015	596,967

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB(c) (continued)
0.00%, 08/01/51	$1,770	$329,050
0.00%, 08/01/52	1,770	309,546
0.00%, 08/01/53	160	26,398

		34,586,546

Utah — 0.3%
County of Utah, RB, Series A, 3.00%, 05/15/50	1,000	764,236
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	470	408,164

		1,172,400

Vermont — 0.8%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(b)	4,000	3,330,552

Virginia — 2.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	2,435	2,336,870
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	470	468,763
5.00%, 03/01/45	480	452,627
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	300	274,825
Series A, 5.00%, 01/01/34	485	450,954
Series A, 5.00%, 01/01/49	955	784,243
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,370	2,223,728
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,000	1,982,948
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	716,337

		9,691,295

Washington(b) — 0.3%
Washington State Housing Finance Commission, RB, Series A, 5.00%, 07/01/50	450	405,734
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35	315	289,060
6.00%, 01/01/45	850	743,900

		1,438,694

Wisconsin — 6.2%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,148,489
Public Finance Authority, RB 5.00%, 06/15/39	175	176,421
5.00%, 06/15/41(b)	345	319,240
5.00%, 01/01/42(b)	605	551,023
5.00%, 06/15/49	530	515,103
5.63%, 06/15/49(b)	2,490	2,167,032
5.00%, 06/15/53	355	342,055
5.00%, 06/15/55(b)	895	779,810
5.00%, 01/01/56(b)	1,470	1,247,391
Class A, 5.00%, 06/15/56(b)	495	397,731
Series A, 6.25%, 10/01/31(b)	605	435,600
Series A, 6.85%, 11/01/46(b)(f)(g)	900	585,000
Series A, 7.00%, 11/01/46(b)(f)(g)	570	370,500
Series A, 7.00%, 10/01/47(b)	605	435,600
Series A, 5.63%, 06/15/49(b)	2,920	2,710,788
Series A, 5.25%, 12/01/51(b)	1,470	1,112,425

7

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 06/15/55(b)	$4,030	$3,147,470
Series A, 4.75%, 06/15/56(b)	3,000	2,200,386
Series A-1, 4.50%, 01/01/35(b)	1,225	1,092,036
Series A-1, 5.50%, 12/01/48(b)(f)(g)	20	4,385
Series B, 0.00%, 01/01/35(b)(c)	1,650	736,456
Series B, 0.00%, 01/01/60(b)(c)	35,940	2,117,153
AMT, 4.00%, 09/30/51	1,025	836,835
AMT, 4.00%, 03/31/56	980	776,082
Public Finance Authority, Refunding RB, 5.25%, 05/15/52(b)	355	307,208
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	470	375,693
4.00%, 12/01/46	1,145	1,088,990
4.00%, 01/01/47	1,300	949,057
4.00%, 01/01/57	350	231,060

		27,157,019

Total Municipal Bonds — 122.9% (Cost: $580,538,149)		541,802,480

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Georgia — 1.6%
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52(a)	6,508	6,817,461

Nebraska — 0.7%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	3,089	3,222,588

New York — 1.9%
New York City Housing Development Corp., RB, M/F Housing, Series D-1B, 4.25%, 11/01/45	9,000	8,443,962

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.2% (Cost: $19,104,677)		18,484,011

Total Long-Term Investments — 127.6% (Cost: $602,087,826)		562,492,443

Security	Shares	Value

Short-Term Securities

Money Market Funds — 13.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(k)(l)	57,726,166	$57,720,393

Total Short-Term Securities — 13.1% (Cost: $57,719,617)		57,720,393

Total Investments — 140.7% (Cost: $659,807,443)		620,212,836

Other Assets Less Liabilities — 1.5%		6,598,733

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.5)%		(11,019,244)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.7)%		(174,933,142)

Net Assets Applicable to Common Shares — 100.0%		$440,859,183

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Rounds to less than 1,000.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$15,028,412	$42,691,819	(a)	$—	$4,357	$(4,195)	$57,720,393	57,726,166	$409,807	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$2,205,952	$—	$2,205,952
Municipal Bonds	—	540,687,836	1,114,644	541,802,480
Municipal Bonds Transferred to Tender Option Bond Trusts	—	18,484,011	—	18,484,011
Short-Term Securities
Money Market Funds	57,720,393	—	—	57,720,393

	$57,720,393	$561,377,799	$1,114,644	$620,212,836

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(10,896,731)	$—	$(10,896,731)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)

	$—	$(185,896,731)	$—	$(185,896,731)

Portfolio Abbreviation

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

9